Net Loss Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss Per Common Share	The following table summarizes the calculation of basic and diluted net loss per common share attributable to common stockholders (in thousands, except per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Net loss	$(23,693)	$(15,675)	$(37,248)	$(31,433)
Weighted-average shares of common stock used in computing net loss per share, basic and diluted	22,450	22,356	22,429	22,328

Net loss per share, basic and diluted	$(1.06)	$(0.70)	$(1.66)	$(1.41)

The following table summarizes the calculation of basic and diluted net loss per common share attributable to common stockholders (in thousands, except per share data):

	Year Ended December 31,
	2025	2024
Net loss	$(58,197)	$(65,363)
Weighted-average shares of common stock used in computing net loss per share, basic and diluted	22,360	16,984

Net loss per share, basic and diluted	$(2.60)	$(3.85)

Summary of Dilutive Securities Excluded from Calculation of Diluted Net Loss Per Share
The Company excluded the following potential shares of its common stock, presented based on amounts outstanding at each period end, from the calculation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect (in thousands):

	As of June 30,
	2026	2025
Options to purchase common stock	5,945	4,647

Total	5,945	4,647